Note 15 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cash		$ 29,955	$ 56,748
Accounts receivable (Note 8)		708	2,097
Loan to the Juanicipio Entities (Notes 10 & 18) (1)	[1]	104,653	106,036
Maximum exposure of cash, term deposits, and accounts receivable to credit risk		$ 135,316	$ 164,881

[1]	The expected credit losses take into account future information of the credit worthiness of the Juanicipio Entities and are not considered significant.